Business Combination - Summary of Revision of Successor Financial Statements (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Jun. 15, 2023	Mar. 31, 2023	Mar. 31, 2022
Non-current assets [abstract]
Property, plant and equipment	$ 32,055	$ 32,040
Total Non-Current Assets	45,637	39,350
Total Assets	170,505	153,432		$ 100,109
Non-current liabilities [abstract]
Deferred tax liabilities, net	4,217	3,684
Total Non-Current Liabilities	11,461	11,629
Total Liabilities	35,918	73,078		65,966
Equity [abstract]
Retained earnings	58,634	13,818
Equity attributable to Shareholders of the Company	128,889	77,029
Total equity	134,587	80,354	$ 35,899	$ 34,143	$ 8,182
Total liabilities and equity	$ 170,505	153,432
As Previously Reported
Non-current assets [abstract]
Property, plant and equipment		27,966
Total Non-Current Assets		35,276
Total Assets		149,358
Non-current liabilities [abstract]
Deferred tax liabilities, net		2,991
Total Non-Current Liabilities		10,936
Total Liabilities		72,385
Equity [abstract]
Retained earnings		10,437
Equity attributable to Shareholders of the Company		73,648
Total equity		76,973
Total liabilities and equity		149,358
Adjustments
Non-current assets [abstract]
Property, plant and equipment		4,074
Total Non-Current Assets		4,074
Total Assets		4,074
Non-current liabilities [abstract]
Deferred tax liabilities, net		693
Total Non-Current Liabilities		693
Total Liabilities		693
Equity [abstract]
Retained earnings		3,381
Equity attributable to Shareholders of the Company		3,381
Total equity		3,381
Total liabilities and equity		$ 4,074